Insurance Contracts - Summary of the expected amounts to be recognized in profit or loss (Details) ₩ in Millions	Dec. 31, 2025 KRW (₩)
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	₩ 3,033,563
1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	172,054
2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	155,398
3 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	140,927
4 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	130,462
5 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	120,720
6~10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	481,013
11~20 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	657,915
21~30 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	478,727
After 30 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	696,347
Life [Member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	955,543
Life [Member] | 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	30,628
Life [Member] | 2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	28,920
Life [Member] | 3 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	28,431
Life [Member] | 4 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	28,613
Life [Member] | 5 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	28,616
Life [Member] | 6~10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	131,482
Life [Member] | 11~20 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	222,769
Life [Member] | 21~30 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	180,182
Life [Member] | After 30 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	275,902
Health [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,524,384
Health [member] | 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	78,792
Health [member] | 2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	70,989
Health [member] | 3 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	62,633
Health [member] | 4 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	57,086
Health [member] | 5 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	52,756
Health [member] | 6~10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	213,953
Health [member] | 11~20 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	331,027
Health [member] | 21~30 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	259,354
Health [member] | After 30 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	397,794
Annuity/ Savings and others [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	416,744
Annuity/ Savings and others [member] | 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	46,266
Annuity/ Savings and others [member] | 2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	41,112
Annuity/ Savings and others [member] | 3 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	37,263
Annuity/ Savings and others [member] | 4 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	33,865
Annuity/ Savings and others [member] | 5 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	29,973
Annuity/ Savings and others [member] | 6~10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	104,470
Annuity/ Savings and others [member] | 11~20 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	76,944
Annuity/ Savings and others [member] | 21~30 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	29,301
Annuity/ Savings and others [member] | After 30 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	17,550
Variable
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	136,892
Variable | 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	16,368
Variable | 2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	14,377
Variable | 3 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	12,600
Variable | 4 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	10,898
Variable | 5 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	9,375
Variable | 6~10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	31,108
Variable | 11~20 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	27,175
Variable | 21~30 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	9,890
Variable | After 30 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	₩ 5,101